Income Taxes - Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Net state taxes	1.40%	1.80%	1.90%
Property-related items	0.00%	0.10%	0.10%
Tax credits	(0.40%)	(0.40%)	(0.50%)
Company owned life insurance	(1.20%)	0.10%	(1.00%)
All other differences	(0.90%)	(0.20%)	0.20%
Consolidated effective income tax rate	33.90%	36.40%	35.70%